Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Significant Accounting Policies [Abstract]
Property and Equipment, Estimated Useful Lives
Computer equipment and application software	3 years
Building	44 - 60 years
Office building related facility and machines	10 - 15 years
Furniture and vehicles	3 - 5 years
Leasehold improvements	lesser of the lease term or the estimated
useful life of the assets

Acquired Intangible Assets, Estimated Useful Lives
Domain names	3 - 10 years
Source code	5 - 8 years
Technology	2 - 10 years
Non-compete agreement	1 - 5 years
Trade mark	3 years
Operating license	8 years
Customer relationship	3 years
User base	1 year

Total revenue [Member] | Credit Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration of Credit Risk
	Year ended December 31,
	2011	2012	2013

Customer
A	10%	5%	*-
B	11%	10%	*-
“*” means less than 10%
Accounts receivable [Member] | Credit Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration of Credit Risk
	December 31,
	2012	2013

Customer
B	29%	32%
C	12%	*-
“*” means less than 10%